Note 7 - Preferred Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Preferred Stock [Text Block]
7 .	Preferred Stock

Series B Convertible Preferred Stock

Our Series B Convertible Preferred Stock,
$1,000
stated value (“Series B Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series B Preferred Stock has no
voting rights and is
not
entitled to a dividend. As of
December 31, 2017,
there were
100
shares of
Series B Preferred Stock outstanding, convertible at any time at the option of the holder into
285,714
shares of common stock.

Series C Convertible Preferred Stock

In
February 2015,
we issued
3,000
shares of our Series C Convertible Preferred Stock,
$1,000
stated value (“
Series C Preferred Stock”) and warrants to purchase up to an aggregate of
51,333,331
shares of our common stock for total net proceeds of
$2,679,810.
We allocated
$1,695,869
of the purchase price to the fair value of the warrants issued in the transaction (recorded to Additional Paid-in Capital) and recorded the net amount of
$983,941
as the initial carrying value of the Series C Preferred Stock.

The
Series C Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series C Preferred Stock has no
voting rights and is
not
entitled to a dividend.
The Series C Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, and contains price adjustment provisions which may,
under certain circumstances, reduce the conversion price if we sell, or grant options to purchase, our common stock at a price lower than the then conversion price of the Series C Preferred Stock. During
2016,
132
shares of Series C Preferred Stock were converted into
1,400,000
shares of common stock. During
2017,
298
shares of Series C Preferred Stock were converted into
19,862,000
shares of common stock.
In
May 2017,
in connection with the issuance of our Series D Convertible Preferred Stock discussed below, the conversion price of our Series C Preferred Stock was automatically reduced from
$0.05
per share to
$0.015
per share.
As of
December 31, 2017,
there were
2,570
shares of
Series C Preferred Stock outstanding, convertible into
171,349,733
shares of common stock.

Series D Convertible Preferred Stock

In
May 2017,
we issued
1,000
shares of our Series D Convertible Preferred Stock,
$1,000
stated value (“
Series D Preferred Stock”), for gross proceeds of
$1.0
million. Net proceeds, after deduction of certain expenses, were
$980,000.

Each share of Series D Preferred Stock is entitled to a liquidation preference equal to the initial purchase price, has no
voting rights, and
is
not
entitled to a dividend. The Series D Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, with an initial conversion price of
$0.015
per share.
The Series D Preferred Shares contains price adjustment provisions, which may,
under certain circumstances, reduce the conversion price on future dates according to a formula based on the then-current market price for our common stock.

We assessed the Series D Preferred Stock under ASC Topic
480,
“
Distinguishing Liabilities from Equity
” (“ASC
480”
), ASC Topic
815,
“
Derivatives and Hedging
” (“ASC
815”
), and ASC Topic
470,
“
Debt
” (“ASC
470”
). The Series D Preferred Stock contains an embedded feature allowing an optional conversion by the holder into common stock which meets the definition of a derivative. However, we determined that the preferred stock is an “equity host” (as described by ASC
815
) for purposes of assessing the embedded derivative for potential bifurcation and that the optional conversion feature is clearly and closely associated to the preferred stock host; therefore, the embedded derivative does not
require bifurcation and separate recognition under ASC
815.
We determined there to be a beneficial conversion feature (“BCF”) requiring recognition at its intrinsic value. Since the conversion option of the preferred stock was immediately exercisable, the amount allocated to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the preferred stock.